Indicators and penalties (Details)	12 Months Ended
Dec. 31, 2021
Unti Twenty Twenty [Member]
IfrsStatementLineItems [Line Items]
Criteria	Economic - financial efficiency and quality
Criteria	2 consecutive years or at the end of the 5-year period (2020)
Penalties	Concession termination
Unti Twenty Twenty One [Member]
IfrsStatementLineItems [Line Items]
Criteria	Quality Indicators
Criteria	2 consecutive years or 3 times in 5 years
Penalties	Limitation of dividend and interest on equity distribution
Unti Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Criteria	Economic - financial efficiency
Criteria	in the base year
Until Twenty Twenty Two 1 [Member]
IfrsStatementLineItems [Line Items]
Penalties	Capital Increase (a)
Until Twenty Twenty Two 2 [Member]
IfrsStatementLineItems [Line Items]
Penalties	Limitation of dividend and interest on equity distribution
Until Twenty Twenty Two 3 [Member]
IfrsStatementLineItems [Line Items]
Penalties	Restrictive regime for contracts with related parties
Unti Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Criteria	Economic - financial efficiency
Criteria	2 consecutive years
Penalties	Concession termination
Unti Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Criteria	Quality Indicators
Criteria	3 consecutive years